Offerings - Offering: 1	Sep. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	608,061
Proposed Maximum Offering Price per Unit	131.48
Maximum Aggregate Offering Price	$ 79,947,860.28
Fee Rate	0.01476%
Amount of Registration Fee	$ 11,800.30
Offering Note	The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of Common Stock covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of a share of Stock as reported on the Nasdaq Global Market on September 10, 2024 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $131.48.